Exhibit 99
Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	August 2013
Payment Date	9/16/2013
Transaction Month	41
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,199,999,885.68	56,457	55.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$285,000,000.00	0.38364%	May 15, 2011
Class A-2 Notes	$203,800,000.00	0.720%	September 15, 2012
Class A-3 Notes	$382,000,000.00	1.320%	June 15, 2014
Class A-4 Notes	$144,600,000.00	2.150%	June 15, 2015
Class B Notes	$32,050,000.00	2.930%	November 15, 2015
Class C Notes	$21,400,000.00	3.220%	March 15, 2016
Class D Notes	$21,400,000.00	4.050%	October 15, 2016
Total	$1,090,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$629,798.83

Principal:
Principal Collections	$7,510,749.35
Prepayments in Full	$3,989,148.94
Liquidation Proceeds	$121,673.90
Recoveries	$74,369.32
Sub Total	$11,695,941.51
Collections	$12,325,740.34

Purchase Amounts:
Purchase Amounts Related to Principal	$424,518.23
Purchase Amounts Related to Interest	$2,390.30
Sub Total	$426,908.53

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$12,752,648.87

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	August 2013
Payment Date	9/16/2013
Transaction Month	41
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$12,752,648.87
Servicing Fee	$139,361.65	$139,361.65	$0.00	$0.00	$12,613,287.22
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$12,613,287.22
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$12,613,287.22
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$12,613,287.22
Interest - Class A-4 Notes	$136,435.90	$136,435.90	$0.00	$0.00	$12,476,851.32
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,476,851.32
Interest - Class B Notes	$78,255.42	$78,255.42	$0.00	$0.00	$12,398,595.90
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,398,595.90
Interest - Class C Notes	$57,423.33	$57,423.33	$0.00	$0.00	$12,341,172.57
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,341,172.57
Interest - Class D Notes	$72,225.00	$72,225.00	$0.00	$0.00	$12,268,947.57
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,268,947.57
Regular Principal Payment	$10,825,731.27	$10,825,731.27	$0.00	$0.00	$1,443,216.30
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,443,216.30
Residuel Released to Depositor	$0.00	$1,443,216.30	$0.00	$0.00	$0.00
Total		$12,752,648.87

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$10,825,731.27
Total					$10,825,731.27
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$10,825,731.27	$74.87	$136,435.90	$0.94	$10,962,167.17	$75.81
Class B Notes	$0.00	$0.00	$78,255.42	$2.44	$78,255.42	$2.44
Class C Notes	$0.00	$0.00	$57,423.33	$2.68	$57,423.33	$2.68
Class D Notes	$0.00	$0.00	$72,225.00	$3.38	$72,225.00	$3.38
Total	$10,825,731.27	$9.93	$344,339.65	$0.32	$11,170,070.92	$10.25

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	August 2013
Payment Date	9/16/2013
Transaction Month	41

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$76,150,268.25	0.5266270	$65,324,536.98	0.4517603
Class B Notes	$32,050,000.00	1.0000000	$32,050,000.00	1.0000000
Class C Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Class D Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Total	$151,000,268.25	0.1385006	$140,174,536.98	0.1285710

Pool Information
Weighted Average APR	4.521%	4.522%
Weighted Average Remaining Term	24.34	23.53
Number of Receivables Outstanding	17,577	16,841
Pool Balance	$167,233,982.02	$155,121,710.56
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$151,000,268.25	$140,174,536.98
Pool Factor	0.1393617	0.1292681

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$11,999,998.86
Targeted Credit Enhancement Amount	$11,999,998.86
Yield Supplement Overcollateralization Amount	$14,947,173.58
Targeted Overcollateralization Amount	$14,947,173.58
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$14,947,173.58

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$11,999,998.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$11,999,998.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$11,999,998.86

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	August 2013
Payment Date	9/16/2013
Transaction Month	41

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		73	$66,181.04
(Recoveries)		96	$74,369.32
Net Losses for Current Collection Period			$(8,188.28)
Cumulative Net Losses Last Collection Period			$8,420,342.67
Cumulative Net Losses for all Collection Periods			$8,412,154.39

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			(0.06)%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	3.02%	431	$4,682,014.60
61-90 Days Delinquent	0.29%	40	$444,900.40
91-120 Days Delinquent	0.11%	15	$175,966.97
Over 120 Days Delinquent	0.55%	65	$849,623.80
Total Delinquent Receivables	3.97%	551	$6,152,505.77

Repossession Inventory:
Repossessed in the Current Collection Period		16	$175,919.05
Total Repossessed Inventory		25	$302,658.47

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5259%
Preceding Collection Period			0.2546%
Current Collection Period			(0.0610)%
Three Month Average			0.2398%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.6586%
Preceding Collection Period			0.6998%
Current Collection Period			0.7125%
Three Month Average			0.6903%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer